EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated October 5, 2007

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated December 1, 2007

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated December 1, 2007

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE GLOBAL GROWTH FUND
EATON VANCE MULTI-CAP GROWTH FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Statements of Additional Information dated January 1, 2008

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE NATIONAL MUNICIPALS FUND
Supplement to Statements of Additional Information dated February 1, 2008

EATON VANCE ENHANCED EQUITY OPTION INCOME FUND
EATON VANCE RISK-MANAGED EQUITY OPTION INCOME FUND
Supplement to Statement of Additional Information dated February 29, 2008

EATON VANCE CASH MANAGEMENT FUND
EATON VANCE DIVERSIFIED INCOME FUND
EATON VANCE DIVIDEND INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL MACRO FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE INTERNATIONAL EQUITY FUND
EATON VANCE INTERNATIONAL INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LOW DURATION FUND
EATON VANCE MONEY MARKET FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE STRUCTURED EMERGING MARKETS FUND
EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statements of Additional Information dated March 1, 2008

EATON VANCE FLOATING-RATE ADVANTAGE FUND
Supplement to Statement of Additional Information dated March 14, 2008

EATON VANCE AMT-FREE MUNICIPAL BOND FUND
EATON VANCE BALANCED FUND
EATON VANCE CAPITAL & INCOME STRATEGIES FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE EMERGING MARKETS FUND
EATON VANCE EQUITY ASSET ALLOCATION FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND
EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE TAX FREE RESERVES
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Supplement to Statements of Additional Information dated May 1, 2008

EATON VANCE HAWAII MUNICIPALS FUND
EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE INSURED MUNICIPALS FUND
EATON VANCE KANSAS MUNICIPALS FUND
Supplement to Statements of Additional Information dated June 1, 2008

EATON VANCE AMT-FREE LIMITED MATURITY MUNICIPALS FUND
EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Statements of Additional Information dated August 1, 2008

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS I
Supplement to Statement of Additional Information dated September 1, 2008

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2008

(collectively, “the Funds”)

Effective November 17, 2008, Helen Frame Peters was elected as a noninterested Trustee. The following amends the biographical information in the Trustees’ table under “Management and Organization”.

Number of Portfolios
in Fund Complex
	Position(s) with the Term of Office and			Overseen By
Name and Date of Birth	Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held
Noninterested Trustees

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College	173	Director of Federal Home Loan
3/22/48			(since 2003). Adjunct Professor of Finance, Peking University, Beijing,		Bank of Boston (a bank for
			China (since 2005). Formerly, Dean, Carroll School of Management,		banks) and BJ’s Wholesale
			Boston College (2000-2003).		Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

(1)Includes both master and feeder funds in a master-feeder structure.

In connection with the election of the new Trustee, the members of the Contract Review Committee, the Governance Committee and the Portfolio Management Committee have changed. The new Committee members are as follows:

Contract Review Committee: Messrs. Verni (Chairman), Esty, Freedman, Park, Pearlman and Ms. Peters.

Governance Committee: Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni.

Portfolio Management Committee: Messrs. Esty (Chairman), Freedman and Park and Ms. Peters.

November 17, 2008